Equity	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Equity	Equity
In the six-month periods ended 30 June 2025 and 2024 there were no quantitative or qualitative changes in Grupo Santander's equity other than those indicated in the condensed consolidated statements of changes in total equity.
a)    Capital
Banco Santander's share capital at 30 June 2025 and 31 December 2024 consisted of EUR 7,443 and 7,576 million, represented by 14,885,325,372 and 15,152,492,322 shares, respectively, of EUR 0.50 of nominal value each and all of them of a unique class and series.
On 3 June 2025, there was a capital reduction amounting to EUR 133,583,475 through the redemption of 267,166,950 shares, corresponding to the share buyback program carried out between February and June 2025.
The transaction did not involve the return of contributions to shareholders, as the Bank holds the redeemed shares.
b)    Share premium
As a result of the capital reductions described in Note 11.a, during the first semester of 2025, the share premium has been reduced by EUR 1,453,416,348 corresponding to the difference between the purchase value of the shares amortised (EUR 1,586,999,823) and the nominal value of said shares (EUR 133,583,475) (see Total Statement of Changes in Shareholders' Equity). Likewise, and in accordance with applicable legislation, a reserve for amortized capital has been allocated with a charge to the share premium for an equal amount to the nominal value of said amortised shares (EUR 133,583,475).
c) Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	EUR million
	30-06-2025	31-12-2024
Other comprehensive income accumulated	(37,565)	(36,595)
Items not reclassified to profit or loss	(4,060)	(4,757)
Actuarial gains or losses on defined benefit pension plans	(3,997)	(4,404)
Non-current assets held for sale	50	—
Share in other income and expenses recognised in investments, joint ventures and associates	—	(1)
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(235)	(432)
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	189	284
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(189)	(284)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	122	80
Items that may be reclassified to profit or loss	(33,505)	(31,838)
Hedge of net investments in foreign operations (effective portion)	(6,781)	(8,002)
Exchange differences	(25,567)	(22,375)
Hedging derivatives (effective portion)	215	(298)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(293)	(736)
Hedging instruments (items not designated)	—	—
Non-current assets held for sale	(636)	—
Share in other income and expenses recognised in investments, joint ventures and associates	(443)	(427)
d) Other comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans
The balance of the heading Other accumulated comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans, includes the actuarial gains or losses and the return on the assets assigned to the plan, less administration costs and plan's own taxes, and any change in the effects of the asset limit, excluding amounts included in net interest on net defined benefit liability (asset). Its variation is shown in the consolidated condensed statement of recognized income and expense.
During the first six months of 2025, the amount of actuarial losses (net of actuarial gains) has decreased by EUR 21 million. The main impacts are:
In first place, due to the higher addition against equity amounting to EUR 79 million, with the following breakdown:
•Increase of EUR 90 million in the accumulates actuarial losses relating to the Group´s entities in Brazil, mainly due to the evolution experienced by the discount rate -reduction from 10.58% to 10.52% in pension plans and from 10.50% to 10.42% in medical plans-, to the short term inflation and the evolution in the asset portfolio.
•Decrease of EUR 27 million in the accumulates actuarial losses relating to the Group´s entities in Spain, mainly due to the evolution experienced by the discount rate -increase from 3.00% to 3.60%-.
•Decrease of EUR 21 million in the accumulates actuarial losses relating to the Group´s entities in Germany, mainly due to the evolution experienced by the discount rate -increase from 3.56% to 3.94%-.
•Increase of EUR 20 million in the cumulative actuarial losses relating to the Group's businesses in Portugal, mainly due to the behaviour of the asset portfolio.
•Increase of EUR 17 million in the cumulative actuarial losses relating to the Group's businesses in other geographical areas.
In second place, due to the evolution of exchange rates, a EUR 100 million decrease, mainly due to the depreciation of the pound sterling.
e) Other comprehensive income - Items not reclassified to profit or loss – Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income
Includes the net amount of unrealised fair value changes in equity instruments at fair value with changes in other comprehensive income.
Below is a breakdown of the composition of the balance as of 30 June 2025 and 31 December 2024 under 'Other comprehensive income - Items not reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income' depending on the geographical origin of the issuer:

	EUR million
	30-06-2025				31-12-2024
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Equity instruments
Domestic
Spain	40	(1,325)	(1,285)	144	39	(1,328)	(1,289)	117
International
Rest of Europe	75	(71)	4	188	131	(71)	60	299
United States	24	—	24	38	22	—	22	24
Latin America and rest	1,022	—	1,022	1,930	775	—	775	1,753
	1,161	(1,396)	(235)	2,300	967	(1,399)	(432)	2,193
Of which:
Listed	1,043	(48)	995	1,999	779	(51)	728	1,780
Unlisted	118	(1,348)	(1,230)	301	188	(1,348)	(1,160)	413
f) Other comprehensive income - Items that may be reclassified to profit or loss – Hedges of net investments in foreign operations (effective portion) and exchange differences
Other comprehensive income - Items that may be reclassified to profit or loss - Hedges of net investments in foreign operations (effective portion) includes the net amount of the changes in value of hedging instruments in hedges of net investments in foreign operations, in respect of the portion of these changes considered to be effective hedges.
Other comprehensive income - Items that may be reclassified to profit or loss - Exchange differences includes the net amount of exchange differences arising on non-monetary items whose fair value is adjusted against equity and the differences arising on the translation to euros of the balances of the consolidated entities whose functional currency is not the euro.
The net variation of both headings recognised during the first six months of 2025 in the interim condensed consolidated statement of recognised income and expenses, reflects the impact of the evolution of the currencies during the year, reflecting mainly the general depreciation of the currencies, except the Brazilian real, Chilean peso and the Polish zloty (see Note 1.e).
Of this variation, a capital loss of EUR 104 million corresponds to the valuation at the closing exchange rate of goodwill for the first six months of 2025 (see Note 8).
g) Other comprehensive income – Items that may be reclassified to profit or loss – Changes in the fair value of debt instruments measured at fair value through other comprehensive income
Includes the net amount of unrealised fair value changes in debt instruments at fair value through other comprehensive income.
Below is a breakdown of the composition of the balance as of 30 June 2025 and 31 December 2024 under Other comprehensive income - Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument and the geographical origin of the issuer:

	EUR million
	30-06-2025				31-12-2024
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt instruments
Issued by public Public-sector
Spain	107	—	107	10,102	103	—	103	13,764
Rest of Europe	282	(33)	249	9,223	268	(70)	198	15,413
Latin America and rest of the world	95	(672)	(577)	33,257	76	(944)	(868)	38,784
Issued by Private-sector
Spain	64	(69)	(5)	8,045	96	(23)	73	6,019
Rest of Europe	33	(14)	19	7,410	25	(18)	7	7,478
Latin America and rest of the world	90	(176)	(86)	5,464	16	(265)	(249)	6,247
	671	(964)	(293)	73,501	584	(1,320)	(736)	87,705